COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of lease obligation, partially offset by subleases
At December 31, 2011, the Company was obligated under lease agreements for the rental of certain real estate and machinery and equipment used in its operations.  Future minimum rental obligations for non-cancellable lease payments total approximately $120.2 million at December 31, 2011.  The lease obligations, partially offset by subleases, are payable as follows:

	Lease	Sublease
(Amounts in thousands)	Commitments	Income

2012	$18,979	$431
2013	17,525	440
2014	14,275	449
2015	12,197	458
2016	9,766	467
Thereafter	47,480	4,089

Components of the indemnification
(Amounts in thousands)	September 29, 2012	December 31, 2011

Product claim liabilities	$223	$193
Multiemployer pension plan withdrawal liability	2,675	2,854
Other	582	572
	$3,480	$3,619

In connection with the Ply Gem acquisition, in which Ply Gem Industries was acquired from Nortek in February 2004, Nortek has agreed to indemnify the Company for certain liabilities as set forth in the stock purchase agreement governing the Ply Gem acquisition.  In the event Nortek is unable to satisfy amounts due under these indemnifications, the Company would be liable.  The Company believes that Nortek has the financial capacity to honor its indemnification obligations and therefore does not anticipate incurring any losses related to liabilities indemnified by Nortek under the stock purchase agreement.  A receivable related to this indemnification has been recorded in other long-term assets in the approximate amount of $3.6 million and $3.9 million at December 31, 2011 and December 31, 2010, respectively.  As of December 31, 2011 and December 31, 2010, the Company has recorded liabilities related to these indemnifications of approximately $0.4 million and $0.4 million, respectively, in current liabilities and $3.2 million and $3.5 million, respectively, in long-term liabilities, consisting of the following:

(Amounts in thousands)	December 31, 2011	December 31, 2010

Product claim liabilities	$193	$216
Multiemployer pension plan withdrawal liability	2,854	3,079
Other	572	602
	$3,619	$3,897

Changes in the Company's warranty liabilities
Changes in the Company's warranty liabilities are as follows:

	For the three months ended		For the nine months ended
(Amounts in thousands)	September 29, 2012	October 1, 2011	September 29, 2012	October 1, 2011

Balance, beginning of period	$37,510	$40,777	$38,612	$41,780
Warranty expense during period	2,992	1,256	7,386	5,450
Settlements made during period	(2,854)	(2,948)	(8,350)	(8,145)
Balance, end of period	$37,648	$39,085	$37,648	$39,085

Changes in the Company's short-term and long-term warranty liabilities are as follows:

	For the year ended December 31,
(Amounts in thousands)	2011	2010	2009

Balance, beginning of period	$41,780	$43,398	$45,653
Warranty expense during period	7,359	11,364	12,783
Settlements made during period	(10,527)	(12,982)	(15,038)
Balance, end of period	$38,612	$41,780	$43,398